GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ 6,773,273	$ 49,955,221	$ 8,268,947	$ 11,729,741
Working capital deficit	32,105,798		26,006,260	39,777,577
Retained Earnings (Accumulated Deficit)	$ 71,177,661		$ 64,404,388	$ 72,673,335